Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the policy of our board of directors and our compensation committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

We generally grant equity awards on a regularly scheduled basis in accordance with our equity award grant policy. Any annual equity awards to eligible employees, including our executive officers, will be effective upon the first trading day of the month following approval of such awards, which approval will generally occur at the regularly-scheduled meeting of our board of directors or our compensation committee (as applicable). Annual awards to members of our board of directors will be made on the date of our annual meeting of stockholders, initial awards to members of our board of directors will be made on the date of their election or appointment, as applicable, and awards to new hires or in connection with a promotion will be made on a regular basis and shall become effective on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable.

During 2024, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses material non-public information.

Award Timing Method	Any annual equity awards to eligible employees, including our executive officers, will be effective upon the first trading day of the month following approval of such awards, which approval will generally occur at the regularly-scheduled meeting of our board of directors or our compensation committee (as applicable). Annual awards to members of our board of directors will be made on the date of our annual meeting of stockholders, initial awards to members of our board of directors will be made on the date of their election or appointment, as applicable, and awards to new hires or in connection with a promotion will be made on a regular basis and shall become effective on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is the policy of our board of directors and our compensation committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price.
MNPI Disclosure Timed for Compensation Value	false